Business and Basis of Presentation	12 Months Ended
Dec. 31, 2011
Business and Basis of Presentation

Note 1—Business and Basis of Presentation:

Business:

Puma Biotechnology, Inc. is a development stage biopharmaceutical company based in Los Angeles, California. References in these Notes to Financial Statements to the “Company” refer to Puma Biotechnology, Inc., a private Delaware company formed on September 15, 2010, for periods prior to the Merger (as defined below), and Puma Biotechnology, Inc., a Delaware company formed on April 27, 2007 and formerly known as Innovative Acquisitions Corp., for periods following the Merger. The Company’s strategy is to license and develop novel therapeutics for the treatment of cancer that have previously been tested in clinical trials, enabling it to obtain an initial indication of the drug’s safety and biological activity in humans before committing capital to the drug’s development.

Basis of Presentation:

The Company is a development stage enterprise since it has not yet generated any revenue from the sale of products and, through December 31, 2011, its efforts have been principally devoted to identifying and acquiring, by license or otherwise, drug candidates for the treatment of cancer. Accordingly, the accompanying financial statements have been prepared in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915, Development Stage Entities. The Company has reported a net loss of $10,232,878 and negative cash flows from operating activities of $1,825,018 for the year ended December 31, 2011. The net loss from the date of inception, September 15, 2010, to December 31, 2011, amounted to $10,239,809. Management believes that the Company will continue to incur net losses and negative net cash flows from operating activities through the drug development process.

The Company’s continued operations will depend on its ability to raise funds through various potential sources such as equity and debt financing. Through December 31, 2011, the Company’s financing has been through private equity placements and capital contributions by the Company’s founder and CEO. The Company will continue to fund operations through similar sources of capital previously described. The Company can give no assurances that any additional capital that it is able to obtain will be sufficient to meet its needs. Given the current and desired pace of clinical development of its three product candidates, management estimates that the Company has sufficient cash on hand to fund clinical development through 2012 and into 2013. However, the Company may choose to raise additional capital before 2013 in order to fund its future development activities, likely by selling shares of common stock. If it is unable to raise additional capital, the Company will likely be forced to curtail desired development activities, which will delay the development of its product candidates. There can be no assurance that such capital will be available on favorable terms or at all. The Company will need additional financing thereafter until it can achieve profitability, if ever.